Prepaids and Other (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of prepaids and other
The following table provides the components of Prepaids and other and Other assets, non-current (dollars in thousands):

	March 31, 2021	December 31, 2020
Prepaids and other
Prepaids	$3,458	$3,198
Deposits	1,107	1,105
Total	$4,565	$4,303

Other assets, non-current
Equipment not in use	$12,238	$12,238
Consignment inventory - supplies	1,770	885
Royalty - advance payment	480	360
Total	$14,488	$13,483
Prepaids
The following table provides the components of prepaids included in the above table (dollars in thousands):

	March 31, 2021	December 31, 2020
Prepaid insurance	$2,549	$1,847
Mining claims and permitting fees	282	417
Subscription and license fees	280	259
Property taxes	177	—
Equipment mobilization	—	423
Other	170	252
Total	$3,458	$3,198

The following table provides the components of Prepaids and other and Other assets, non-current (in thousands):

	December 31, 2020	December 31, 2019
Prepaids and other
Prepaids	$3,198	$2,109
Deposits	1,105	539
Total	$4,303	$2,648

Other assets, non-current
Equipment not in use	$12,238	$19,683
Prepaid supplies consignment inventory	885	—
Royalty - advance payment	360	120
Deferred future financing costs	—	5,083
Total	$13,483	$24,886